Stockholders' Deficit (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Expected dividends	0.00%
Expected life of option	5 years
Stock Option [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price			$ 0.35
Expected dividends	0.00%	0.00%	0.00%
Expected volatility			69.70%
Expected volatility, minimum	63.72%	73.44%
Expected volatility, maximum	92.14%	90.05%
Risk free interest rate			1.35%
Risk free interest rate, minimum	1.74%	1.00%
Risk free interest rate, maximum	2.10%	1.39%
Expected life of option	5 years		5 years
Stock Option [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.20	$ 0.25
Expected life of option		4 years 8 months 5 days
Stock Option [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.75	$ 0.40
Expected life of option		5 years